Third Quarter Report

September 30, 2004

STRATTON

MUTUAL FUNDS

Stability·Strategy·Success

DEAR FELLOW SHAREHOLDER:

FEDERAL RESERVE POLICY

There have been no surprises in Federal Reserve Policy. They told everyone that they were going to raise interest rates in a measured fashion and they have done exactly that, lifting rates at each meeting by 25 basis points (¼ of 1%). We expect their final funds target to be 2½% to 2¾% and we expect them to reach that level by the end of the first quarter of 2005. At that time they will have accomplished their objective – to restore rates to a normal level permitting them to have “dry powder” for any future events that would require a sudden dropping of rates. We think that once they have reached the normal range, they will assess the impact of the higher rates on the economy. Underlying this, there is our sense that inflation is heating up especially in petroleum based products, intermediate chemicals and semi-finished materials. This inflation probably will show up in finished goods prices over the next six to nine months. One cannot criticize the Fed for raising rates in a period of robust economic growth with the potential for higher inflation levels in the near term.

INVESTMENT POLICY

We are focused on those stocks that have sharply rising earnings benefiting from this economic recovery. In 2004, energy has been the leading group within the market. Capital goods appear attractive as do the shares of material producers. Technology has been the biggest market disappointment in 2004. Perhaps that is because too much was expected of it participating in the economic recovery. We must wait and see whether technology is a late bloomer in this business cycle or if it misses this cycle completely.

One of the weakest market sectors has been consumer staples. The characteristics of these companies have been low unit growth and modest pricing power. With their underlying expenses accelerating, many of them have produced surprising earnings disappointments because they could not pass on raw material inflation that is taking place. We are under weighted in consumer staples and drugs.

Despite the distractions in the third quarter of the political campaigns, the turbulence in oil prices, and the continued pounding of Florida by hurricanes, the markets have held up reasonably well. One could anticipate that the large cash reserves presently held awaiting clarity may be put to work in the fourth quarter after the election and after the hurricane season. This will be especially important if managements start to speak positively about their outlook for 2005. We believe a strong bias toward the energy, capital goods, and material sectors is the best position for an equity portfolio at this time.

A NEW DIRECTOR

The Board of Directors elected George W. Graner effective October 1, 2004. George is the CEO of Equipment Finance Inc., a subsidiary of Sterling Financial. Over 25 years he built EFI in the very competitive field of business equipment lending. George is a CPA. He will be a valuable addition to the Board.

Sincerely yours,

James W. Stratton

Chairman

October 15, 2004

Past performance is no guarantee of future results. Share prices will fluctuate and you may have a gain or loss when you redeem shares. The Funds are compared to several unmanaged indices. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Growth Fund—Jim Stratton

Q.	Energy is the largest industry in the portfolio at 18.7%. What is your outlook both short- and long-term?

A.	Short-term: Oil prices have been in a sharply rising trend through 2004. Recently, they exceeded $50 per barrel. The primary cause for this has been a combination of factors, emphasizing the risks to world supplies. Start with the problems in Iraq; add the civil war in Nigeria; the friction between the Russian government and their largest oil producer, Yukos; and, finally the hurricanes in the U.S. Gulf coast. The combination of these events has threatened what previously looked like a well-diversified base of oil supply.

Long-term: Underlying these short-term issues however, is a more serious set of supply-demand equations. Every year, third-world countries show continued growth in automobiles, replacing bikes. This adds to long-term demand for petroleum products worldwide. OPEC is currently producing close to its capacity limits as a matter of policy and to maximize their cash earnings. We may see some short-term sharp spikes downward, but these will be temporary against a long-term permanent trend of higher energy prices.

Q.	In the last 12 months, the Fund has built up the capital goods sector to 13.7% of the portfolio. Why?

A.	The most robust stimulant to economic growth this year has been business capital spending. Businesses are well funded and have important 2004 tax incentives to spend on new capital equipment. Most spending is for non-technology products such as trucks, equipment, and machinery. Company balance sheets have been strengthened considerably; many have used the low interest rate period to borrow long-term. As a result, companies are loaded with cash. The tightening labor market becomes an incentive to spend on productivity enhancing equipment.

Portfolio holdings are as of 9/30/04, they are subject to change at any time.

FUND HIGHLIGHTS

Stratton Growth Fund

	September 30, 2004	June 30, 2004
Total Net Assets	$77,725,376	$69,282,546
Net Asset Value Per Share	$37.65	$37.34
Shares Outstanding	2,064,429	1,855,270

Portfolio Changes For the Quarter Ended September 30, 2004 (unaudited)

New Holdings (Percentage of Total Net Assets)	Eliminated Holdings
Chesapeake Energy Corp. (2.0%)	Anheuser-Busch Companies, Inc.
Parker Hannifin Corp. (3.0%)	PNC Financial Services Group
Yellow Roadway Corp. (2.7%)	Rite Aid Corp.
The Pep Boys - Manny, Moe & Jack

Top Five Industry Categories September 30, 2004 (unaudited)

Energy	18.7%
Capital Goods	13.7%
Banking/Financial	9.4%
Insurance/Services	8.9%
Construction	6.7%

Ten Largest Holdings September 30, 2004 (unaudited)

	Market Value	Percent of TNA
IKON Office Solutions, Inc.	$4,988,300	6.4%
Penn Virginia Corp.	2,969,250	3.8
Occidental Petroleum Corp.	2,796,500	3.6
The Black & Decker Corp.	2,710,400	3.5
Deere & Co.	2,582,000	3.3
Commerce Bancorp, Inc. (NJ)	2,484,000	3.2
Marathon Oil Corp.	2,476,800	3.2
Valero Energy Corp.	2,406,300	3.1
Parker Hannifin Corp.	2,354,400	3.0
Anadarko Petroleum Corp.	2,322,600	3.0
	$28,090,550	36.1%

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Monthly Dividend REIT Shares—Jim Beers

Q.	What sectors within the REIT sector are you currently favoring?

A.	We have added to our weighting in the Apartment sector with the belief that an anticipated rise in mortgage interest rates will ultimately increase rental demand for apartments. Another factor that we see positively impacting demand for apartments is the runaway increase in home prices in many markets of major U.S. cities. Despite the fact that mortgages are readily available and larger loans are being extended to many more would-be borrowers, the fact remains that home prices have skyrocketed in many areas of the country. Once a potential home buyer begins to assess what his or her dollars will be able to buy in these frothy real estate markets, renting a good quality multi-bedroom apartment in a clean, well-appointed community may be a realistic alternative.

Q.	What is your current outlook for SMDS?

A.	Many discussions are occurring within the REIT industry about the current level of REIT stock prices, such as, the premium or discount the stocks appear to be trading at; the effect rising interest rates will have on the prices of stocks trading on the exchanges; how rising rates will affect the REITs’ underlying businesses; how a low interest rate environment has fostered oversupply in many markets; and, how an uncertain job market might stall any improvement in the demand for commercial real estate. While these are all valid concerns from a sector-specific standpoint, we continue to view REITs, and in particular the types of above-average dividend-paying REITs utilized in our Fund, as one part of an overall asset mix in a well-diversified investment program. Historically, investors have found REITs to be an asset class that can boost portfolio income and dampen overall volatility.

Real Estate Funds may be subject to a higher degree of market risk because of concentration in a specific industry or geographic sector. Risks include declines in value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.

FUND HIGHLIGHTS

Stratton Monthly Dividend REIT Shares

	September 30, 2004	June 30, 2004
Total Net Assets	$203,537,340	$192,138,688
Net Asset Value Per Share	$34.63	$32.82
Shares Outstanding	5,877,549	5,854,405

Portfolio Changes For the Quarter Ended September 30, 2004 (unaudited)

New Holdings (Percentage of Total Net Assets)	Eliminated Holdings
None	None

Top Five Industry Categories September 30, 2004 (unaudited)

Office	24.4%
Health Care	17.8%
Apartments	16.2%
Diversified	10.6%
Regional Malls	8.7%

Ten Largest Holdings September 30, 2004 (unaudited)

	Market Value	Percent of TNA
The Mills Corp.	$7,002,450	3.4%
Mack-Cali Realty Corp.	6,866,500	3.4
Glimcher Realty Trust	6,682,500	3.3
Colonial Properties Trust	6,636,300	3.2
Health Care REIT, Inc.	6,336,000	3.1
Nationwide Health Properties, Inc.	6,328,750	3.1
Health Care Property Investors, Inc.	6,260,800	3.1
Liberty Property Trust	6,258,864	3.1
First Industrial Realty Trust, Inc.	6,236,100	3.1
Hospitality Properties Trust	6,161,050	3.0
	$64,769,314	31.8%

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

Special Note – REITs typically have some component of return of capital in their dividend distributions. The exact amount of the taxability of dividends is often difficult for these companies to determine until late January. Our auditors then must determine the Fund’s own taxabilty of its distributions before we can send Forms 1099-DIV to shareholders. This year, like most REIT funds, SMDS will file an extension with the Internal Revenue Service that will allow for a mailing date after the traditional January 31st deadline. Therefore, Forms 1099-DIV for SMDS will not be available until the end of February. Please plan your tax return filing with this in mind.

PORTFOLIO MANAGERS’ COMMENTARY

Stratton Small-Cap Value Fund—Jerry Van Horn

Q.	How did the Fund perform during the third quarter of 2004?

A.	For the third quarter of 2004, Stratton Small-Cap Value Fund posted a total return of +3.0% compared to the Russell 2000 Index return of -2.9% and the Russell 2000 Value Index return of +0.2%. Year-to-date through September 30th, Stratton Small-Cap Value Fund has returned +11.6% compared to +3.8% for the Russell 2000 Index and +8.0% for the Russell 2000 Value Index.

The Fund’s strong relative performance during the third quarter was led by its holdings in the homebuilding industry as well as holdings in economically sensitive areas of the market such as the chemical, retail, construction equipment, and transportation industries.

Q.	What were the Fund’s largest sector exposures as of September 30, 2004?

A.	The Fund’s largest economic sector exposure is to the Energy sector at 12.8% of assets. The five Fund holdings in this sector generate the majority of their revenue from the exploration and production of natural gas. The natural gas industry is currently benefiting from a favorable supply/demand environment which is boosting the price at which these companies sell their natural gas. Existing structural barriers will ensure that this favorable environment remains in place for the foreseeable future, enabling these companies to post strong revenue and profit growth.

Other sectors currently emphasized in the portfolio are Construction (12.4%) and Capital Goods (10.3%). The Fund’s Construction holdings operate in the residential homebuilding industry and continue to benefit from high demand for new homes at a time of tightening supply. The Fund’s Capital Goods holdings operate predominantly in the construction equipment industry and are the beneficiaries of the continued upswing in global economic activity.

Portfolio holdings are as of 9/30/04, they are subject to change at any time.

Small company stocks are generally riskier than larger company stocks due to greater volatility and less liquidity.

Unmanaged indices are not available for direct investment.

FUND HIGHLIGHTS

Stratton Small-Cap Value Fund

	September 30, 2004	June 30, 2004
Total Net Assets	$81,827,286	$69,972,394
Net Asset Value Per Share	$36.27	$35.70
Shares Outstanding	2,255,867	1,959,797

Portfolio Changes For the Quarter Ended September 30, 2004 (unaudited)

New Holdings (Percentage of Total Net Assets)	Eliminated Holdings
Crane Co. (1.6%)	American Axle & Manufacturing Holdings, Inc.
Engineered Support Systems, Inc. (2.0%)	ESS Technology, Inc.
Multimedia Games, Inc. (2.0%)	Mentor Graphics Corp.
QC Holdings Inc. (1.0%)
United Rentals, Inc. (1.2%)
USF Corp. (1.9%)

Top Five Industry Categories September 30, 2004 (unaudited)

Energy	12.8%
Construction	12.4%
Capital Goods	10.3%
Technology	9.1%
Banking/Financial	6.9%

Ten Largest Holdings September 30, 2004 (unaudited)

	Market Value	Percent of TNA
Hovnanian Enterprises, Inc. Class A	$3,127,800	3.8%
D.R. Horton, Inc.	2,979,900	3.6
IKON Office Solutions, Inc.	2,574,684	3.2
Penn Virginia Corp.	2,549,596	3.1
Yellow Roadway Corp.	2,344,500	2.9
JLG Industries, Inc.	2,268,000	2.8
Cabot Oil & Gas Corp.	2,245,000	2.7
Georgia Gulf Corp.	2,229,500	2.7
PacifiCare Health Systems, Inc.	2,202,000	2.7
Moog Inc. Class A	2,183,445	2.7
	$24,704,425	30.2%

Portfolio holdings are subject to change and may not represent current compositions of the portfolio.

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited)

Stratton Growth Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 95.3%
Banking/Financial – 9.4%
AmSouth Bancorporation	40,000	$976,000
Capital One Financial Corp.	25,000	1,847,500
Commerce Bancorp, Inc. (NJ)	45,000	2,484,000
Countrywide Financial Corp.	51,000	2,008,890

		7,316,390

Basic Materials – 2.6%
International Paper Co.	50,000	2,020,500

Business Services – 2.1%
Waste Management, Inc.	60,000	1,640,400

Capital Goods – 13.7%
Deere & Co.	40,000	2,582,000
Ingersoll-Rand Co. Class A	30,000	2,039,100
Rockwell Automation, Inc.	60,000	2,322,000
Tyco International Ltd.	60,000	1,839,600
Xerox Corp.†	130,000	1,830,400

		10,613,100

Chemical – 2.9%
Georgia Gulf Corp.	50,000	2,229,500

Construction – 6.7%
Centex Corp.	30,000	1,513,800
D. R. Horton, Inc.	67,500	2,234,925
Lennar Corp. Class A	30,000	1,428,000

		5,176,725

Consumer Durable – 5.3%
The Black & Decker Corp.	35,000	2,710,400
Hooker Furniture Corp.	50,000	1,381,500

		4,091,900

Consumer Services – 1.4%
American Express Co.	21,000	1,080,660

Distribution – 6.4%
IKON Office Solutions, Inc.	415,000	4,988,300

Energy – 18.7%
Anadarko Petroleum Corp.	35,000	2,322,600
Chesapeake Energy Corp.	100,000	1,583,000
Marathon Oil Corp.	60,000	2,476,800
Occidental Petroleum Corp.	50,000	2,796,500
Penn Virginia Corp.	75,000	2,969,250

	Number of Shares	Market Value[1]
Energy – Continued
Valero Energy Corp.	30,000	$2,406,300

		14,554,450

Health Care – 1.2%
Wyeth	26,000	972,400

Industrial – 3.0%
Parker Hannifin Corp.	40,000	2,354,400

Insurance/Services – 8.9%
The Allstate Corp.	40,000	1,919,600
American International Group, Inc.	10,000	679,900
Lincoln National Corp.	20,000	940,000
PacifiCare Health Systems, Inc.†	60,000	2,202,000
The St. Paul Travelers Companies, Inc.	36,004	1,190,292

		6,931,792

Retailing – 2.2%
Office Depot, Inc.†	115,000	1,728,450

Technology – 5.6%
AMETEK, Inc.	55,000	1,667,600
C&D Technologies, Inc.	110,000	2,092,200
SunGard Data Systems Inc.†	25,000	594,250

		4,354,050

Transportation – 2.7%
Yellow Roadway Corp.†	45,000	2,110,050

Utilities – 2.5%
TXU Corp.	40,000	1,916,800

Total Common Stocks (Cost $48,409,013)		74,079,867

Total Investments – 95.3% (Cost $48,409,013*)		74,079,867
Cash and Other Assets Less Liabilities – 4.7%		3,645,509

NET ASSETS – 100.00%		$77,725,376

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $48,409,013 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$26,316,073
Gross unrealized depreciation	(645,219)

Net unrealized appreciation	$25,670,854

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited)

Stratton Monthly Dividend REIT Shares

	Number of Shares	Market Value[1]
COMMON STOCKS – 97.1%
Apartments – 16.2%
Amli Residential Properties Trust	110,000	$3,360,500
Apartment Investment & Management Co.	165,000	5,738,700
Archstone-Smith Trust	145,000	4,587,800
Camden Property Trust	70,000	3,234,000
Mid-America Apartment Communities, Inc.	140,000	5,453,000
Summit Properties, Inc.	217,200	5,875,260
United Dominion Realty Trust, Inc.	240,000	4,759,200

		33,008,460

Diversified – 10.6%
Colonial Properties Trust	165,000	6,636,300
Crescent Real Estate Equities Co.	125,000	1,967,500
iStar Financial Inc.	115,000	4,741,450
Lexington Corporate Properties Trust	170,000	3,690,700
U.S. Restaurant Properties, Inc.	270,000	4,560,300

		21,596,250

Health Care – 17.8%
Health Care Property Investors, Inc.	240,800	6,260,800
Health Care REIT, Inc.	180,000	6,336,000
Healthcare Realty Trust, Inc.	155,000	6,051,200
National Health Investors, Inc.	140,000	3,981,600
Nationwide Health Properties, Inc.	305,000	6,328,750
Universal Health Realty Income Trust	100,000	3,030,000
Ventas, Inc.	165,000	4,276,800

		36,265,150

Industrial – 5.2%
EastGroup Properties, Inc.	130,000	4,316,000
First Industrial Realty Trust, Inc.	169,000	6,236,100

		10,552,100

Lodging – 4.9%
Hospitality Properties Trust	145,000	6,161,050
Winston Hotels, Inc.	350,000	3,745,000

		9,906,050

	Number of Shares	Market Value[1]
Net Lease – 2.9%
Commercial Net Lease Realty	325,000	$5,921,500

Office – 24.4%
Arden Realty, Inc.	180,000	5,864,400
Brandywine Realty Trust	187,500	5,340,000
CarrAmerica Realty Corp.	155,000	5,068,500
Glenborough Realty Trust Inc.	294,800	6,122,996
Highwoods Properties, Inc.	195,000	4,798,950
Liberty Property Trust	157,100	6,258,864
Mack-Cali Realty Corp.	155,000	6,866,500
Prentiss Properties Trust	110,000	3,960,000
Reckson Associates Realty Corp.	185,000	5,318,750

		49,598,960

Regional Malls – 8.7%
Glimcher Realty Trust	275,000	6,682,500
The Mills Corp.	135,000	7,002,450
Simon Property Group, Inc.	75,000	4,022,250

		17,707,200

Shopping Centers – 6.4%
Heritage Property Investment Trust	200,000	5,834,000
New Plan Excel Realty Trust	240,000	6,000,000
Urstadt Biddle Properties Class A	80,000	1,219,200

		13,053,200

Total Common Stocks (Cost $156,998,056)		197,608,870

Total Investments – 97.1% (Cost $156,998,056*)		197,608,870
Cash and Other Assets Less Liabilities – 2.9%		5,928,470

NET ASSETS – 100.00%		$203,537,340

*	Aggregate cost for federal income tax purposes is $156,998,056 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$40,636,435
Gross unrealized depreciation	(25,621)

Net unrealized appreciation	$40,610,814

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 96.9%
Aerospace – 4.7%
Engineered Support Systems, Inc.	36,000	$1,643,040
Moog Inc. Class A†	60,150	2,183,445

		3,826,485

Banking/Financial – 6.9%
Commerce Bancorp, Inc. (NJ)	25,000	1,380,000
Eaton Vance Corp.	40,000	1,615,600
QC Holdings Inc.†	50,000	796,500
Webster Financial Corp.	28,000	1,382,920
WSFS Financial Corp.	10,000	500,000

		5,675,020

Basic Materials – 1.0%
Rock-Tenn Co. Class A	55,000	865,700

Capital Goods – 10.3%
Cascade Corp.	62,000	1,721,120
Crane Co.	45,000	1,301,400
JLG Industries, Inc.	135,000	2,268,000
Terex Corp.†	50,000	2,170,000
United Rentals, Inc.†	60,000	953,400

		8,413,920

Chemical – 5.1%
Georgia Gulf Corp.	50,000	2,229,500
Hercules Inc.†	135,000	1,923,750

		4,153,250

Construction – 12.4%
Beazer Homes USA, Inc.	10,000	1,068,900
D.R. Horton, Inc.	90,000	2,979,900
Hovnanian Enterprises, Inc. Class A†	78,000	3,127,800
M/I Homes, Inc.	20,000	848,800
M.D.C. Holdings, Inc.	28,749	2,101,552

		10,126,952

Consumer Durable – 5.5%
CSS Industries, Inc.	22,500	696,150
Harman International Industries, Inc.	20,000	2,155,000
Polaris Industries, Inc.	30,000	1,674,600

		4,525,750

Distribution – 3.1%
IKON Office Solutions, Inc.	214,200	2,574,684

	Number of Shares	Market Value[1]
Energy – 12.8%
Cabot Oil & Gas Corp.	50,000	$2,245,000
Houston Exploration Co.†	36,000	2,136,600
Newfield Exploration Co.†	28,000	1,714,720
Penn Virginia Corp.	64,400	2,549,596
Pogo Producing Co.	38,000	1,803,100

		10,449,016

Entertainment – 2.0%
Multimedia Games, Inc.†	105,000	1,627,500

Health Care – 6.7%
CONMED Corp.†	55,000	1,446,500
Henry Schein, Inc.†	20,000	1,246,200
Respironics, Inc.†	30,000	1,603,200
Sunrise Senior Living, Inc.†	35,000	1,229,200

		5,525,100

Insurance/Services – 5.0%
Donegal Group Inc. Class B	29,633	569,546
PacifiCare Health Systems, Inc.†	60,000	2,202,000
Selective Insurance Group, Inc.	35,000	1,302,000

		4,073,546

Retailing – 4.2%
Circuit City Stores, Inc.	133,000	2,040,220
Electronics Boutique Holdings Corp.†	40,000	1,364,000

		3,404,220

Technology – 9.1%
Anixter International Inc.†	50,000	1,754,500
Bel Fuse, Inc. Class B	40,000	1,323,200
MICROS Systems, Inc.†	20,000	1,001,400
OSI Systems, Inc.†	50,000	805,000
PTEK Holdings, Inc.†	200,000	1,714,000
Technitrol, Inc.†	42,000	819,000

		7,417,100

Transportation – 5.5%
Maritrans Inc.	40,500	625,320
USF Corp.	42,725	1,533,400
Yellow Roadway Corp.†	50,000	2,344,500

		4,503,220

Utilities – 2.6%
Energen Corp.	42,000	2,165,100

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited) (continued)

Stratton Small-Cap Value Fund

Market Value[1]
Total Common Stocks (Cost $43,919,574)	$79,326,563

Total Investments – 96.9% (Cost $43,919,574*)	79,326,563
Cash and Other Assets Less Liabilities – 3.1%	2,500,723

NET ASSETS – 100.00%	$81,827,286

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $43,919,574 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$35,917,368
Gross unrealized depreciation	(510,379)

Net unrealized appreciation	$35,406,989

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

SHAREHOLDER INFORMATION

General Information on the Funds

Requests for a Prospectus, financial information, past performance figures and an application, should be directed to the Funds’ toll free number 1-800-634-5726.

Please visit our web site at www.strattonfunds.com to stay up to date on the Funds’ performance and to learn more about the Funds and the services we offer.

Minimum Investment

The minimum amount for the initial purchase of shares of the Funds is $2,000 each for non-retirement accounts. Subsequent purchases may be made in amounts of $100 or more. There is no minimum amount for initial or subsequent investments in retirement accounts.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts and other fund services, and shareholders executing redemption requests, should call 1-800-472-4266 or write the transfer agent at the following addresses:

Via First Class Mail

Stratton Mutual Funds

c/o PFPC Inc.

P. O. Box 9801

Providence, RI 02940

Via Overnight Courier

Stratton Mutual Funds

c/o PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-1212

Investment Portfolio Activities

Questions regarding any of the Funds’ investment portfolios should be directed to the Funds’ Advisor:

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

1-800-578-8261

Please do not send account related correspondence to the Advisor. Doing so may delay the processing of your account related request.

Distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212. Date of first use, October 2004. This report is to be preceded or accompanied by a Prospectus. All indices are unmanaged groupings of stock that are not available for investment.

DIRECTORS

Lynne M. Cannon

George W. Graner

John J. Lombard, Jr.

Douglas J. MacMaster, Jr.

Merritt N. Rhoad, Jr.

Richard W. Stevens

James W. Stratton

Frank Thomas

OFFICERS

James W. Stratton
Chairman
Stratton Mutual Funds

John A. Affleck, CFA
President
Stratton Growth Fund

James A. Beers
President
Stratton Monthly Dividend REIT Shares

Gerald M. Van Horn, CFA
President
Stratton Small-Cap Value Fund

Joanne E. Kuzma
Vice President

Patricia L. Sloan
Secretary & Treasurer

Brigid E. Hummel
Assistant Secretary & Assistant Treasurer

Michelle A. Whalen
Assistant Secretary & Assistant Treasurer

INVESTMENT ADVISOR

TRANSFER AGENT & DIVIDEND PAYING AGENT

CUSTODIAN BANK

PFPC Trust Company
The Eastwick Center, 8800 Tinicum Boulevard
Philadelphia, PA 19153

Visit the Stratton Mutual Funds web site at http://www.strattonfunds.com

STRATTON
MUTUAL FUNDS
Stability·Strategy·Success